8. Segment Reporting (Details - Geographic information revenues) - USD ($) $ in Thousands	3 Months Ended
	Sep. 23, 2018	Sep. 24, 2017
Revenues	$ 2,991	$ 5,433
UNITED STATES [Member]
Revenues	2,896	5,355
Foreign countries [Member]
Revenues	$ 97	$ 78